Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 5 — Property, Plant and Equipment, Net

Presented in the table below are the major classes of property, plant and equipment:

in thousands	As of March 31, 2021	As of December 31, 2020
Construction in Progress	$167	$—
Computer and software	1,538	1,440
Leasehold improvements	13,917	13,873
Research and development equipment	4,962	4,903
Production equipment	8,174	8,174
Furniture and fixtures	466	466
Kodiak Spaceport	—	2,079

Total property, plant and equipment	29,224	30,935
Less: accumulated depreciation	(7,385)	(6,866)

Total property, plant and equipment, net	$21,839	$24,069

Depreciation expense is recorded within operating costs in the Condensed Consolidated Statements of Operations and amounted to $0.9 million for each of the three months ended March 31, 2021 and 2020. No impairment charges were recorded for the three months ended March 31, 2021 and 2020.

Kodiak Spaceport

On June 19, 2019, the Company entered into an agreement with Alaska Aerospace Corporation (“AAC”) to develop a commercial launch pad site (“Launch Pad”) in Kodiak, Alaska. The Launch Pad development includes construction of the Launch Pad and obtaining Federal Aviation Agency spaceport license approval for launch operations beginning in August 2019. The Launch Pad’s costs were jointly funded by AAC and the Company. Throughout the term of the agreement, the State of Alaska shall retain ownership of the developed Launch Pad site.

The Company’s involvement in the construction of the Launch Pad, inclusive of the land, resulted in the Company being recognized as the owner of the Launch Pad during the lease term. Prior to the adoption of ASC 842, the arrangement is accounted for as a build-to-suit lease under ASC 840 — Leases. The total construction costs of $2.1 million were capitalized within property, plant and equipment, net on the Consolidated Balance Sheets, and are depreciated on a straight-line basis over the life of the lease term. AAC’s contributions of $0.8 million were recorded as a financing obligation which is included in other non-current liabilities on the Company’s Condensed Consolidated Balance Sheets to be released at the end of the lease term.

Upon adoption of ASC 842 on January 1, 2021, the Company derecognized the Kodiak Spaceport asset of $2.1 million, the accumulated depreciation of $0.4 million, and the financing obligation of $0.8 million, with an adjustment to equity for the difference. The Company also recognized a right-of-use asset of $0.9 million for the Kodiak Spaceport lease. No lease payments remained to be paid as of the transition date. As such, equity was adjusted against the right-of-use asset. See Note 8 — Leases.

Note 5 — Property, Plant and Equipment, Net

Presented in the table below are the major classes of property, plant and equipment:

	As of December 31,
in thousands	2020	2019
Computer and software	$1,440	$1,437
Leasehold improvements	13,873	13,536
Research and development equipment	4,903	4,773
Production equipment	8,174	7,270
Furniture and fixtures	466	462
Kodiak Spaceport	2,079	2,079

Total property, plant and equipment	30,935	29,557
Less: accumulated depreciation	(6,866)	(3,556)

Total property, plant and equipment, net	$24,069	$26,001

Depreciation expense is recorded within operating costs in the Consolidated Statements of Operations and amounted to $3.3 million and $2.3 million for the years ended December 31, 2020 and 2019, respectively. No impairment charges were recorded for the years ended December 31, 2020 and 2019.

Kodiak Spaceport

On June 19, 2019, the Company entered into an agreement with Alaska Aerospace Corporation (“AAC”) to develop a commercial launch pad site (“Launch Pad”) in Kodiak, Alaska. The Launch Pad development includes construction of the Launch Pad and obtaining Federal Aviation Agency spaceport license approval for launch operations beginning in August 2019. The Launch Pad’s costs were jointly funded by AAC and the Company. Throughout the term of the agreement, the State of Alaska shall retain ownership of the developed Launch Pad site.

The Company’s involvement in the construction of the Launch Pad, inclusive of the land, resulted in the Company being recognized as the owner of the Launch Pad during the lease term. The arrangement is accounted for as a build-to-suit lease under ASC 840 — Leases. The total construction costs of $2.1 million were capitalized within property, plant and equipment on the Consolidated Balance Sheets, and are depreciated on a straight-line basis over the life of the lease term. AAC’s contributions of $0.8 million were recorded as a financing obligation which is included in other non-current liabilities on the Company’s Consolidated Balance Sheets to be released at the end of the lease term. Relating to the capitalized Launch Pad Construction costs, the Company recorded depreciation expense within the Consolidated Statements of Operations of $0.3 million and $0.1 million during the years ended December 31, 2020 and 2019, respectively.